Notes to the Consolidated Financial Statements - Asset impairment and Asset retirement obligation (Details)		12 Months Ended					72 Months Ended	168 Months Ended	192 Months Ended	312 Months Ended
	Jan. 01, 2031	Dec. 31, 2050 $ / bbl $ / MMBTU	Dec. 31, 2040 $ / bbl	Dec. 31, 2026 $ / MMBTU	Dec. 31, 2025 $ / MMBTU	Dec. 31, 2024 $ / t	Dec. 31, 2030 $ / t $ / bbl	Dec. 31, 2040 $ / MMBTU	Dec. 31, 2040 $ / MMBTU	Dec. 31, 2050 $ / bbl	Dec. 31, 2023	Dec. 31, 2022
Statements
Post-tax discount rate (as a percent)						7.00%					8.00%	8.00%
Period of reserves for qualification of assets as stranded						20 years
Discount rate for valuation of asset retirement obligation (as a percent)						5.00%					5.00%	4.00%
Inflation rate for valuation of asset retirement obligation (as a percent)						2.00%					2.00%	2.00%
Discount rate
Statements
Reasonably possible decrease in key assumption (as a percent)						1.00%
Reasonably possible increase in key assumption (as a percent)						1.00%
CO2 prices
Statements
Annual percentage of inflation in CO2 price	2.00%
CO2 price in sensitivity scenario | $ / t						200
Forecast
Statements
Oil price | $ / bbl		25.8	50				70			53
CO2 price | $ / t							100
Annual percentage of inflation in CO2 price	2.00%
Sensitivity scenario one | Oil and gas prices
Statements
Reasonably possible decrease in key assumption (as a percent)						10.00%
Sensitivity scenario two | Oil and gas prices
Statements
Reasonably possible decrease in key assumption (as a percent)						20.00%
Europe | Forecast
Statements
Gas price		4.1		9.8	11.7			8
United States | Forecast
Statements
Gas price		2.1							3
Asia | Forecast
Statements
Gas price		4.9		10.8	12.6			9
Minimum
Statements
Pre-tax discount rate (as a percent)						7.00%
Maximum
Statements
Pre-tax discount rate (as a percent)						14.00%